Leases	6 Months Ended
Jun. 30, 2024
Leases
Leases

NOTE 13 – LEASES

Time charter out contracts and pooling arrangements

The Company’s contract revenues from time chartering, bareboat chartering and pooling arrangements are governed by ASC 842.

Operating Leases

A discussion of the Company’s operating leases can be found in Note 20 – Leases to the Company’s consolidated financial statements included in the Annual Report.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applies the respective incremental borrowing rate based on the remaining lease term of the specific lease. Navios Partners’ incremental borrowing rates were approximately 7% for the Navios Libra and the Nave Celeste, 5% for the Navios Amitie and the Navios Star, 6% for the Baghdad and the Erbil, and 4% for the Nave Electron.

As of June 30, 2024 and December 31, 2023, the outstanding balance of the operating lease liability amounted to $253,022 and $270,738, respectively, and is presented under the captions “Operating lease liabilities, current portion” and “Operating lease liabilities, net” in the condensed Consolidated Balance Sheets. Right-of-use assets amounted to $255,847 and $270,969 as at June 30, 2024 and December 31, 2023, respectively, and are presented under the caption “Operating lease assets” in the condensed Consolidated Balance Sheets.

The Company recognizes the lease payments for its operating leases as charter hire expenses on a straight-line basis over the lease term. Lease expense incurred and paid for the three and six month periods ended June 30, 2024 amounted to $10,936 and $22,982, respectively. Lease expense incurred and paid for the three and six month periods ended June 30, 2023 amounted to $17,418 and $34,751, respectively. Lease expense is presented under the caption “Time charter and voyage expenses” in the condensed Consolidated Statements of Operations.

For the three and six month periods ended June 30, 2024, the sublease income (net of commissions, if any) for vessels where the Company is a lessee amounted to $18,996 and $35,829, respectively. For the three and six month periods ended June 30, 2023, the sublease income (net of commissions, if any) for vessels where the Company is a lessee amounted to $22,746 and $43,120, respectively. Sublease income is presented under the caption “Time charter and voyage revenues” in the condensed Consolidated Statements of Operations.

As of June 30, 2024, the weighted average useful life of the remaining operating lease terms was 8.7 years.

The table below provides the total amount of lease payments for the next five 12-month periods ending June 30 on an undiscounted basis on the Company’s chartered-in contracts as of June 30, 2024:

Period	Amount
2025	$38,372
2026	38,340
2027	37,891
2028	37,312
2029	36,632
2030 and thereafter	131,260
Total	$319,807
Operating lease liabilities, including current portion	$253,022
Discount based on incremental borrowing rate	$66,785

Finance Leases

For a detailed description of the finance lease liabilities and right-of-use assets for vessels under finance leases, refer to (i) Note 6 – Borrowings and Note 4 – Vessels, net, respectively; and (ii) Note 11 – Borrowings and Note 7 – Vessels, net, respectively, to the Company’s consolidated financial statements included in the Annual Report.

For the three and six month periods ended June 30, 2024, the sublease income (net of commissions, if any) for vessels where the Company is a lessee amounted to $23,181 and $46,140, respectively. For the three and six month periods ended June 30, 2023, the sublease income (net of commissions, if any) for vessels where the Company is a lessee amounted to $22,080 and $39,865, respectively. Sublease income is presented under the caption “Time charter and voyage revenues” in the condensed Consolidated Statements of Operations.

As of June 30, 2024, the weighted average useful life of the remaining finance lease terms was 8.3 years.

The table below provides the total amount of lease payments and options to acquire vessels for the next five 12-month periods ending June 30 on an undiscounted basis under the Company’s finance leases as of June 30, 2024:

Period	Amount
2025	$154,762
2026	36,753
2027	36,307
2028	35,997
2029	35,557
2030 and thereafter	311,545
Total	$610,921
Finance lease liabilities, including current portion (see Note 6 – Borrowings)	$444,901
Discount based on incremental borrowing rate	$166,020

Bareboat charter-out contract

Subsequently to the bareboat charter-in agreement, the Company entered into bareboat charter-out agreements for a firm charter period of ten years for the Baghdad and the Erbil and an extra optional period of five years, for both vessels, and for a firm period of up to two-years, extended for an additional period of five years for the Nave Celeste. The Company performed also an assessment of the lease classification under the ASC 842 and concluded that the agreements are operating leases.

The Company recognizes in relation to the operating leases for the bareboat charter-out agreements the bareboat charter-out hire income in the condensed Consolidated Statements of Operations on a straight-line basis. For the three and six month periods ended June 30, 2024, the charter hire income (net of commissions, if any) amounted to $8,465 and $16,530, respectively. For the three and six month periods ended June 30, 2023 the charter hire income (net of commissions, if any) amounted to $8,065 and $16,042, respectively. Charter hire income (net of commissions, if any) is presented under the caption “Time charter and voyage revenues” in the condensed Consolidated Statements of Operations.